Total net investment result (Tables)	6 Months Ended
Jun. 30, 2026
Total Net Investment Result [Abstract]
Summary of Total Net Investment Result

	1H 2026	1H 2025 1

Insurance net investment result	313	393

Other net investment result	125	163

Financing net investment result	(92)	(91)

Total net investment result	346	465

1	1H 2025 figures are restated as Aegon UK is classified as discontinued operations.

Summary of Insurance Net Investment Result
5.1 Insurance net investment result

Insurance contracts	1H 2026

Direct part.	Without direct part.	Total	1

Insurance investment return

Interest revenue on financial instruments calculated using the effective interest method	-	1,231	1,231

Interest income from instruments measured at FVPL	-	105	105

Other investment income	-	5	6

Results from financial transactions	4,610	708	5,318

Impairment (losses) / reversals	-	16	16

Interest expenses	-	(39)	(39)

Profit or loss impacts	4,611	2,027	6,637

Unrealized gains / (losses) on financial assets (FVOCI)	-	(565)	(565)

Realized gains / (losses) on disposal of financial assets (FVOCI)	-	(5)	(5)

OCI impacts	-	(570)	(570)

Total insurance investment return	4,611	1,457	6,067

Insurance finance income / (expenses) – General model

Interest accreted to insurance contracts	-	(1,488)	(1,488)

Interest rate and other financial assumption changes	-	(207)	(208)

Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates	-	50	50

Insurance finance income / (expenses) – Variable fee approach

Change in fair value of underlying assets	(5,228)	-	(5,228)

Change in fulfillment value - risk mitigation option	615	-	615

Total insurance finance income / (expenses)	(4,613)	(1,645)	(6,259)

Represented by:

Amounts recognized in profit or loss	(4,616)	(2,041)	(6,657)

Amounts recognized in OCI	3	396	398

Reinsurance finance income / (expenses) on reinsurance held

Interest accreted to reinsurance contracts	-	339	339

Interest rate and other financial assumption changes	-	(134)	(134)

Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates	-	(35)	(35)

Changes in risk of non-performance of reinsurers	-	(7)	(7)

Total reinsurance finance income / (expenses) on reinsurance held	-	163	163

Represented by:

Amounts recognized in profit or loss	-	332	332

Amounts recognized in OCI	-	(169)	(169)

Insurance net investment result	(2)	(25)	(29)

Represented by:

Amounts recognized in profit or loss	(5)	318	313

Amounts recognized in OCI	3	(343)	(341)

1	Investment contracts with DPF - Without direct part. includes EUR (2) million in line Total insurance finance income / (expenses) and Insurance net investment result.

	Insurance contracts		1H 2025 1

	Direct part.	Without direct part.	Total

Insurance investment return

Interest revenue on financial instruments calculated using the effective interest method	-	1,364	1,364

Interest income from instruments measured at FVPL	-	111	111

Other investment income	-	7	7

Results from financial transactions	3,705	110	3,814

Impairment (losses) / reversals	-	(1)	(1)

Interest expenses	-	(73)	(73)

Profit or loss impacts	3,705	1,517	5,223

Gains / (losses) on investments in equity instruments (FVOCI)	-	(1)	(1)

Unrealized gains / (losses) on financial assets (FVOCI)	-	745	745

Realized gains / (losses) on disposal of financial assets (FVOCI)	-	76	76

OCI impacts	-	821	821

Total insurance investment return	3,705	2,338	6,044

Insurance finance income / (expenses) – General model

Interest accreted to insurance contracts	-	(1,533)	(1,533)

Interest rate and other financial assumption changes	-	(827)	(827)

Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates	-	150	150

Insurance finance income / (expenses) – Variable fee approach

Change in fair value of underlying assets	(3,637)	-	(3,637)

Change in fulfillment value - risk mitigation option	318	-	318

Total insurance finance income / (expenses)	(3,320)	(2,210)	(5,530)

Represented by:

Amounts recognized in profit or loss	(3,324)	(1,773)	(5,097)

Amounts recognized in OCI	4	(437)	(433)

Reinsurance finance income / (expenses) on reinsurance held

Interest accreted to reinsurance contracts	-	280	280

Interest rate and other financial assumption changes	-	102	102

Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates	-	(54)	(54)

Changes in risk of non-performance of reinsurers	-	1	1

Total reinsurance finance income / (expenses) on reinsurance held	-	329	329

Represented by:

Amounts recognized in profit or loss	-	267	267

Amounts recognized in OCI	-	62	62

Insurance net investment result	385	457	843

Represented by:

Amounts recognized in profit or loss	381	12	393

Amounts recognized in OCI	4	446	450

1	1H 2025 figures are restated as Aegon UK is classified as discontinued operations.

Summary of Results From Financial Transactions
5.2 Results from financial transactions

	1H 2026		1H 2025 1

	Insurance	Non-insurance	Insurance	Non-insurance

Fair value gains and losses derivatives	154	(3)	79	1

Fair value changes of financial assets at FVPL	5,121	2,259	3,760	1,980

Other	43	(4)	(24)	6

Results from financial transactions	5,318	2,252	3,814	1,987

1	1H 2025 figures are restated as Aegon UK is classified as discontinued operations.